GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Oct. 01, 2014	Jan. 01, 2014	Dec. 31, 2013
Business acquisition
Goodwill acquired during the period	$ 22,539
Goodwill	562,250	$ 561,413			$ 540,839
Membership and Exchange Segment
Business acquisition
Goodwill			$ 483,500
Management and Rental Segment
Business acquisition
Goodwill			$ 57,400
Exchange reporting unit
Business acquisition
Goodwill acquired during the period	12,286
Goodwill	495,748	495,748			483,462
Exchange reporting unit | HVO
Business acquisition
Goodwill		12,300
Rental reporting unit
Business acquisition
Goodwill	20,396	20,396			20,396
Accumulated goodwill impairment losses		0		$ 34,300
VO management reporting unit
Business acquisition
Goodwill acquired during the period	3,307
Goodwill	39,160	38,323			$ 36,981
VO management reporting unit | HVO
Business acquisition
Goodwill		3,300
VO sales and financing reporting unit
Business acquisition
Goodwill acquired during the period	6,946
Goodwill	$ 6,946	6,946
VO sales and financing reporting unit | HVO
Business acquisition
Goodwill		$ 6,900